Share based compensation reserve - Reserve Summary (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 6.9
Reserve of share-based payments	10.4
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	6.9
Reserve of share-based payments	10.4
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.3
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	(0.4)
Share based compensation reserve | January 1, 2019 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.2
Share based compensation reserve | January 1, 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.7
Share based compensation reserve | January 1, 2021 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	1.0
Share based compensation reserve | January 1, 2022 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	1.2
Share based compensation reserve | Other awards | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	€ 0.5